COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Note 11 — COMMITMENTS AND CONTINGENCIES

Aircraft Purchase Contracts — As of March 31, 2020 (Successor), the Company had no aircraft on order and no options to acquire additional aircraft. The following chart presents a rollforward of the Company’s aircraft orders and options:

	Successor				Predecessor
	Five Months Ended March 31,		Seven Months Ended October 31,		Fiscal Year Ended March 31,
	2020		2019		2019		2018
	Orders	Options	Orders	Options	Orders	Options	Orders	Options
Beginning of period	2	—	26	—	27	4	32	4

Aircraft delivered (1)	(2)	—	(2)	—	—	—	(5)	—
Aircraft rejected (2)	—	—	(22)	—	—	—	—	—
Cancelled order (3)	—	—	—	—	(1)	—	—	—
Expired options	—	—	—	—	—	(4)	—	—
End of period	—	—	2	—	26	—	27	4

(1)
On July 25, 2019 (Predecessor), the Company entered into an amendment to its agreement for the purchase of four AW189 U.K. SAR configuration helicopters. Pursuant to the amendment, the parties mutually agreed to postpone the delivery dates for three helicopters to the second half of fiscal year 2020 and the first quarter of fiscal year 2021. The postponement in deliveries resulted in deferral of approximately $14.4 million in capital expenditures scheduled for fiscal years 2020 into fiscal year 2021. One of the four AW189s was purchased in August 2019, one was purchased in October 2019 and two were purchased ahead of schedule in December 2019.

(2)	In October 2019 (Predecessor), the Bankruptcy Court approved the Company’s agreement with Airbus to reject its aircraft purchase contract for 22 large aircraft.

(3)
In December 2018 (Predecessor), a large aircraft order was terminated and the Company recorded contract termination costs of $14.0 million included in loss on disposal of assets on its consolidated statements of operations for amounts previously included in construction in progress on its consolidated balance sheets.

The Company periodically purchases aircraft for which it has no orders. During fiscal years 2020 and 2018, the Company did not purchase any aircraft for which it did not have an order. During fiscal year 2019, the Company purchased one aircraft that was not on order.

Employee Agreements — Approximately 69% of the Company’s employees are represented by collective bargaining agreements and/or unions with 87% of these employees being represented by collective bargaining agreements and/or unions that have expired or will expire in one year. These agreements generally include annual escalations of up to 4.5%. Periodically, certain groups of employees who are not covered by a collective bargaining agreement consider entering into such an agreement.

Environmental Contingencies — The U.S. Environmental Protection Agency (the “EPA”) has in the past notified the Company that it is a potential responsible party, or PRP, at three former waste disposal facilities that are on the National Priorities List of contaminated sites. Under the federal Comprehensive Environmental Response, Compensation and Liability Act, also known as the Superfund law, persons who are identified as PRPs may be subject to strict, joint and several liability for the costs of cleaning up environmental contamination resulting from releases of hazardous substances at National Priorities List sites. Although the Company has not yet obtained a formal release of liability from the EPA with respect to any of the sites, the Company believes that its potential liability in connection with the sites is not likely to have a material adverse effect on its business, financial condition or results of operations.

Other Purchase Obligations — As of March 31, 2020 (Successor), the Company had $39.8 million of other purchase obligations representing unfilled purchase orders for aircraft parts and non-cancelable PBH maintenance commitments. For further details on the non-cancelable PBH maintenance commitments, see Note 1.

Sikorsky Lawsuit — On January 8, 2019 (Predecessor), the Company filed suit in the District Court of Harris County, Texas against Sikorsky Aircraft Corporation (“Sikorsky”) for breach of contract, unjust enrichment and conversion as a result of Sikorsky terminating a sales agreement after the Company sought to delay delivery of a helicopter and retaining the Company’s $11.7 million deposit as liquidated damages. The Company is seeking a ruling that Sikorsky be required to return the deposit and provide an accurate calculation of its damages under the sales agreement. Bristow removed the claim to the Southern District of Texas bankruptcy court based on Sikorsky’s decision to file a claim in bankruptcy related to this case. The Company filed an amended complaint on January 21, 2020, and defendants filed an answer on February 12, 2020. The Company expects a resolution in the next six to nine months.

Other Matters — Although infrequent, aircraft accidents have occurred in the past, and the related losses and liability claims have been covered by insurance subject to deductible, self-insured retention and loss sensitive factors.

On November 6, 2017, the Huntington National Bank (“Huntington”) filed suit against the Company and Bristow U.S. LLC in the U.S. District Court for the Southern District of New York (the “Southern District of New York Court”). Huntington alleges violation of an addendum of a lease agreement for failure to arrange for the enrollment of the aircraft engines in a maintenance agreement and seeks approximately $2.5 million in damages. The Company submitted a counterclaim for approximately $100,000 of costs related to storage, maintenance and insurance of the aircraft following the expiration of the lease. On March 1, 2019, the Southern District of New York Court denied Huntington’s motion for summary judgment. The Company initiated discovery; however, on May 16, 2019, the proceedings were stayed as a result of the Chapter 11 Cases. Huntington filed a claim in the bankruptcy proceedings for the damages alleged in its initial lawsuit and for damages allegedly incurred as a result of Bristow returning a second leased aircraft. The Company, Bristow U.S. LLC, and Huntington entered into a Settlement Agreement on October 17, 2019 that provides a framework for resolution of Huntington’s claims with respect to both leased aircraft. The Bankruptcy Court approved the settlement on October 23, 2019. The parties continue to work on finalizing the settlement. A pre-trial conference before the Southern District of New York Court is scheduled for July 29, 2020, if the settlement has not been consummated by then.

Two purported class action complaints, Kokareva v. Bristow Group Inc., Case No. 4:19-cv-0509 and Lilienfield v. Bristow Group Inc., Case No. 4:19-cv-1064, were filed in the U.S. District Court for the Southern District of Texas (the “Southern District of Texas Court”) on February 14, 2019 and March 21, 2019, respectively. The complaints, which also named Jonathan E. Baliff and L. Don Miller as defendants, alleged violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 arising out of the Company’s disclosures and alleged failure to make timely disclosure of inadequate monitoring control processes related to non-financial covenants within certain of its secured financing and lease agreements. On May 17, 2019, the Southern District of Texas Court appointed BRS Investor Group as Lead Plaintiff and consolidated both actions under Kokareva v. Bristow Group Inc., Case No. 4:19-cv-0509. When the Company filed the Chapter 11 Cases on May 11, 2019, the litigation against the Company was automatically stayed. When the Company emerged from bankruptcy, all the claims against the Company were released, but the case is still proceeding against the individual defendants. Plaintiffs filed a Consolidated Amended Complaint on November 4, 2019, and the defendants filed a motion to dismiss on January 3, 2020. The Southern District of Texas Court had a hearing on the defendant’s motion to dismiss on May 22, 2020 and the Southern District of Texas Court denied the motion to dismiss the same day. The case is now proceeding into discovery and the defendants intend to litigate vigorously against them.

On June 7, 2019, Marilyn DeVault filed a Stockholder Derivative Complaint against Thomas N. Amonett, Gaurdie Banister Jr., Ian A. Godden, Lori A. Gobillot, A. William Higgins, Thomas C. Knudson, Biggs C. Porter, Jonathan E. Baliff, Stephen A. King, Matthew Masters, David C. Gompert, Bruce H. Stover, L. Don Miller, and Brian J. Allman (the “Derivative Defendants”) in the United States District Court for the District of Delaware. The complaint alleges breaches of fiduciary duties and violations of Section 10(b) of the Securities Exchange Act of 1934 arising out of Company disclosures and failing to have adequate monitoring control processes related to non-financial covenants within certain of the Company’s secured financing and lease agreements. The complaint also alleges waste of corporate assets, gross mismanagement, and unjust enrichment. On July 19, 2019, the parties submitted a Joint Stipulation to stay the case pending the resolution of any motion to dismiss filed in the actions in the Southern District of Texas Court. Because the Southern District of Texas Court denied the motion to dismiss on May 22, 2020, the stay is now lifted, and the parties plan to contact the Southern District of Texas Court shortly regarding their next steps. Defendants intend to litigate vigorously against them.

The Company operates in jurisdictions internationally where it is subject to risks that include government action to obtain additional tax revenue. In a number of these jurisdictions, political unrest, the lack of well-developed legal systems and legislation that is not clear enough in its wording to determine the ultimate application, can make it difficult to determine whether legislation may impact the Company’s earnings until such time as a clear court or other ruling exists. The Company operates in jurisdictions currently where amounts may be due to governmental bodies that the Company is not currently recording liabilities for as it is unclear how broad or narrow legislation may ultimately be interpreted. The Company believes that payment of amounts in these instances is not probable at this time, but is reasonably possible.

The Company is a defendant in certain claims and litigation arising out of operations in the normal course of business. In the opinion of management, uninsured losses, if any, will not be material to the Company’s financial position, results of operations or cash flows.